OMB Number: 3235-0675

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

MORGAN STANLEY CAPITAL I INC.

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of filing) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001547361

MORGAN STANLEY RESIDENTIAL MORTGAGE LOAN TRUST 2025-NQM7

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Chris Scott, (212) 761-4940

Name and telephone number, including area code, of the person to contact in connection with this filing.

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

EXPLANATORY NOTE

This Form ABS-15G is supplemented by the Form ABS-15G filed by Morgan Stanley Capital I Inc. on September 4, 2025 (Accession Number: 0001999371-25-012614) (the “Prior Filing”). Certain of the mortgage loans that were included in the Prior Filing will be included in the MSRM 2025-NQM7 securitization transaction and the information provided in the Prior Filing solely with respect to those mortgage loans should be read in conjunction with this Form ABS-15G. Exhibit 99.2 provides a link to the Prior Filing and Exhibit 99.3 identifies the mortgage loans that were included in the Prior Filing and that will be included in the MSRM 2025-NQM7 securitization transaction.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

MORGAN STANLEY CAPITAL I INC.

Date: September 9, 2025	By:	/s/ Chris Scott
Name: Chris Scott
Title: Authorized Signatory

EXHIBIT INDEX

Exhibit Number

99.1 Third Party Due Diligence Report - Ernst & Young LLP Report of Independent Accountants on Applying Agreed-Upon Procedures

99.2 Link to Morgan Stanley Residential Mortgage Loan Trust 2025-DSC3 Filing

99.3 Morgan Stanley Residential Mortgage Loan Trust 2025-NQM7 Loan List